Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

July 2, 2026

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the "Trust")
File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Growth & Income Fund, and Osterweis Opportunity Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Funds dated June 30, 2026, and filed electronically as Post-Effective Amendment No. 906 to the Funds’ Registration Statement on Form N-1A on June 30, 2026.

If you have any questions concerning the foregoing, please contact the undersigned at elaine.richards@usbank.com or (626) 914-7363.

Sincerely,

/s/ Elaine Richards
Elaine Richards
Secretary of the Trust